Events after the reporting period	3 Months Ended
Mar. 31, 2024
Events after the reporting period
Events after the reporting period

28.Events after the reporting period

(a)	IHS Holding 2022 Term Loan

In April 2024, $60.0 million in available commitments were drawn down under this loan agreement. As of May 10, 2024, IHS Holding 2022 Term Loan has been fully drawn down in an amount of $430.0 million.

(b)	Nigeria (2023) Revolving Credit Facility

As of May 10, 2024, NGN 27.8 billion (approximately $19.9 million) has been drawn down under this facility.

(c)	IHS South Africa Overdraft

As of May 10, 2024, ZAR 128.5 million (approximately $6.8 million) has been utilized under this facility.

(d)	Peru Share Purchase Agreement

On April 30, 2024, we completed the sale of our subsidiary in Peru, IHS Peru S.A.C., to the affiliates of SBA Communications Corporation. These assets classified as held for sale will be derecognized in the three months ending June 30, 2024.

(e)	Omnibus employee share-based payment scheme

In May 2024, a total of 6,339,851 options were awarded as part of the existing Omnibus employee share-based payment plan. The plan will be deemed equity settled and comprise of:

●	Restricted stock units, which do not include performance conditions and vest in three equal portions in March 2025, 2026 and 2027.
●	Performance stock units (“PSU”), with an Adjusted Levered Free Cash Flow target and a cumulative total shareholder return target. Adjusted Levered Free Cash flow target is a non-market-based performance condition, assessed annually over a three-year period. A cumulative total shareholder return target is market-based, will be valued based on a Monte Carlo model for a three-year performance period, an approach that is commonly used for IFRS 2 valuations. The PSUs include a vesting period which is 3 years up to March, 2027.
(f)	MTN South Africa Power-as-a-Service (“PaaS”)

In May 2024, we signed an agreement with MTN South Africa to unwind the power managed services agreement previously entered into with them in 2022. The terms of the agreement provide that, once customary closing conditions precedent have been satisfied, the previously executed power managed services arrangement will be terminated, MTN will buy back power assets, and certain related amendments to our master lease agreement (including a 2-year extension to its term) will take effect.

(g)	Naira upstreaming

Between the end of the reporting period and up to May 10, 2024, NGN 77.9 billion (approximately $61.0 million) has been upstreamed from Nigeria.